Significant Transactions -- OM Pro Forma (Details) (10-Q) - OneMain [Member] - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business acquisition, pro-forma interest income	$ 838	$ 2,442	$ 3,216	$ 3,104
Business acquisition, pro-forma net income (loss)	$ 27	$ 92	$ (203)	$ 57